INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF INTEREST EXPENSE

For the years ended December 31, 2022 and 2021, the Company recorded interest expense as follows:

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Interest expense - convertible notes	$2,884,571	$131,623
Interest expense - notes payable	505,198	260,155
Interest expense - notes payable - related party	-	9,992
Finance lease	7,047	15,967
Other	45,473	10,031
Amortization of debt discount	2,537,167	2,906,645
	$5,979,456	$3,334,413